Acquisitions/Real Estate Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Business Combination and Real Estate Investment [Abstract]
Acquisitions

4. Acquisitions

Gramercy Europe Asset Management

On December 19, 2014, the Company acquired ThreadGreen Europe Limited, a United Kingdom based property and asset management platform, which the Company subsequently renamed Gramercy Europe Asset Management, for $3,755 and the issuance of 96,535 shares of the Company’s common stock, valued at $652 as of the date of closing. As part of the acquisition, the Company assumed the Gramercy Europe Asset Management Agreement, pursuant to which Gramercy Europe Asset Management will provide property, asset management and advisory services to an existing portfolio of single-tenant industrial and office assets located in Germany, Finland and Switzerland.  Gramercy Europe Asset Management will also receive property, asset management and advisory services to the Gramercy European Property Fund, as described further in Note 5, “Joint Ventures and Equity Investments.” The Company accounted for the acquisition utilizing the acquisition method of accounting for business combinations. The Company recognized assets of $902, liabilities of $398, and goodwill of $3,887 related to the acquisition on its Consolidated Balance Sheet, as well as a $16 realized foreign currency transaction loss related to the acquisition on its Consolidated Statement of Operations. Goodwill represents the fair value of the synergies expected to be achieved upon consummation of a business combination and is measured as the excess of consideration transferred over the net assets acquired at acquisition date.

Bank of America Portfolio

On June 9, 2014, the Company acquired the remaining 50% equity interest in the Bank of America Portfolio joint venture. The Bank of America Portfolio represents the 67 properties located across the United States totaling approximately 3,055,000 rentable square feet which was 97% leased to Bank of America, N.A. under a master lease with expiration dates through 2023, and in which the Company owned a 50% joint venture interest until it acquired the remaining 50% equity interest in June 2014. The Company accounted for the acquisition of the remaining joint venture interest utilizing the acquisition method of accounting for business combinations. The Company valued its share of the joint venture at $106,294 based upon the purchase price of Garrison Investment Group’s 50% equity interest and recognized a gain on remeasurement of a previously held equity investment of $72,345 on the Company’s Consolidated Statement of Operations.

The Company is currently analyzing the fair value of the assets liabilities of the Bank of America Portfolio; and accordingly, the purchase price allocations are preliminary and subject to change. The following table shows the preliminary purchase price allocation:

June 9, 2014
Assets acquired:
Real estate assets	$363,380
Cash	4,108
Accounts receivable	9,999
Intangible assets	75,847
Other assets	3,777
Total assets acquired	457,111
Liabilities assumed:
Accrued expenses	1,614
Deferred Revenue	5,012
Intangible liabilities	43,841
Other liabilities	7,000
Total liabilities assumed	57,467
Total consideration paid	$399,644

Properties

During the year ended December 31, 2014, the Company’s property acquisitions are summarized as follows:

					Weighted-
					average
	Number of	Number of	Square	Purchase	Remaining
Property Type	Properties	Buildings	Feet	Price	Lease Term (1)
Industrial (2)	24	25	5,297,891	$ 302,349	7.64
Office/banking center (3)	72	73	3,669,168	494,620	8.59
Specialty asset	4	5	32,469	37,300	7.38
Total	100	103	8,999,528	$ 834,269	8.03
(1)	Weighted-average lease term is based upon the remaining non-cancelable lease term as of December 31, 2014. The weighted-average calculation is based upon total rentable square footage.
(2)

The Company assumed mortgages on four of its acquisitions of industrial properties in 2014. The gross value of the mortgages assumed at acquisition was $45,607. Refer to Note 6 for more information on the Company’s debt obligations related to acquisitions.

(3)

Includes the 67 properties that comprise the Bank of America Portfolio, which the Company acquired through its acquisition of the remaining 50% equity interest of the Bank of America Portfolio joint venture on June 9, 2014. Prior to the acquisition, the Company accounted for its prior 50% equity interest in the Bank of America Portfolio as a joint venture.

During the year ended December 31, 2013, the Company’s property acquisitions are summarized as follows:

					Weighted-
					average
	Number of	Number of	Square	Purchase	Remaining
Property Type	Properties	Buildings	Feet	Price	Lease Term (1)
Industrial (2), (3)	23	25	3,683,184	$ 261,416	11.14
Office/banking center	3	3	48,709	7,120	8.45
Specialty asset (3)	3	7	255,738	72,250	13.87
Total	29	35	3,987,631	$ 340,786	11.28
(1)	Weighted-average lease term is based upon the remaining non-cancelable lease term as of December 31, 2013. The weighted-average calculation is based upon total rentable square footage.
(2)

Industrial properties includes a build-to-suit property located in Hialeah Gardens, Florida, which represents a commitment to construct an approximately 118,000 square foot cold storage facility which will be 100% leased for an initial term of 25 years when completed. Rent for the facility commenced on June 1, 2014 and it was placed in service during June 2014. The Company acquired the land for the property with a $4,990 zero-coupon mortgage note payable to the seller. The construction has been fully funded as of December 31, 2014.

(3)

The Company assumed mortgages on two of its acquisitions of industrial properties in 2013. The gross value of the mortgages assumed at acquisition was $48,899. Refer to Note 6 for more information on the Company’s debt obligations related to acquisitions.

The Company analyzed the fair value of the leases and real estate assets of its 29 property investments acquired in 2013; and, accordingly, the purchase price allocation is finalized. The current allocation of the assets includes $315,130 of net real estate assets, $51,528 of intangible assets and $7,494 of intangible liabilities.

The Company is currently analyzing the fair value of the lease and real estate assets of its 100 property investments acquired in 2014; and accordingly, the purchase price allocation is preliminary and subject to change. The initial recording of the assets included $726,511 of net real estate assets, $159,443 of intangible assets and $49,830 of intangible liabilities.

During the year ended December 31, 2014, the Company finalized the purchase price allocations for 22 properties acquired in the year ended December 31, 2013. The Company had performed a preliminary analysis of the purchase price allocation for these properties at the time of acquisition and had allocated $248,977 to real estate assets, $27,550 to intangible assets, and $2,236 to intangible liabilities. The finalized purchase price allocations are based on third-party appraisals and additional information about facts and circumstances that existed at the acquisition date. As a result of the finalized purchase price allocations, the Company reduced real estate assets by $11,478, increased intangible assets by $13,242, and increased intangible liabilities by $1,764. These adjustments resulted in a decrease to net income of $2,561 to record adjustments to depreciation and amortization on the Consolidated Statements of Operations for the year ended December 31, 2014.

The Company recorded revenues and net income for the year ended December 31, 2014 of $12,403 and $3,647, respectively, related to its 33 individual real estate acquisitions during the year. The Company recorded revenues and net income for the year ended December 31, 2014 of $34,031 and $5,225 respectively, related to the Bank of America Portfolio acquired on June 9, 2014. The Company recorded revenues and net income for the year ended December 31, 2013 of $10,724 and $1,525, respectively, related to the 29 acquisitions during the year.

The Company classifies its properties into one of the following categories based on the characteristics of the property and the following definitions of classifications:

(1)	Office/Banking Center — A commercial property utilized for professional activities. Examples include generic office properties, call centers, retail bank branches or operation centers.
(2)	Industrial — A commercial property used for general industrial activities such as production, manufacturing, assembly, warehousing, storage, distribution, and truck terminals.
(3)

Specialty Asset — An improved land site that allows a tenant to perform functions directly related to its overall business. Specialty assets currently owned by Gramercy include an auto auction site, a rental car maintenance facility, a bus depot, an auto rental site, and three auto salvage sites.

Pro Forma

The following table summarizes, on an unaudited pro forma basis, the Company’s combined results of operations for the years ended December 31, 2014, 2013 and 2012 as though the acquisitions closed during the years ended December 31, 2014, 2013 and 2012 were completed on January 1, 2012. The supplemental pro forma operating data is not necessarily indicative of what the actual results of operations would have been assuming the transaction had been completed as set forth above, nor do they purport to represent the Company’s results of operations for future periods.

	2014 (1)	2013	2012
Pro forma revenues	$165,340	$171,655	$163,943
Pro forma net income (loss) available to common stockholders	$(3,153)	$396,940	$(156,924)
Pro forma income (loss) per common share-basic	$(0.03)	$6.38	$(3.02)
Pro forma income (loss) per common share-diluted	$(0.03)	$6.17	$(3.02)
Pro forma common shares-basic	103,850,324	62,179,631	51,976,462
Pro forma common share-diluted	103,850,324	64,299,008	51,976,462

 (1) The Company adjusted its pro forma net income for the year ended December 31, 2014 for the $72,345 gain on remeasurement of a previously held joint venture that was recorded in the second quarter of 2014 because it was directly related to the Company’s acquisition of the remaining 50% equity interest in the Bank of America Portfolio joint venture.

Real Estate Investments

4. Real Estate Investments

Property Acquisitions

During the nine months ended September 30, 2015, the Company’s property acquisitions are summarized as follows:

Property Type	Number of Properties	Square Feet	Purchase Price
Industrial (1)	25	5,010,922	$406,234
Office/banking center (1)	9	1,293,601	269,010
Specialty industrial	1	24,700	6,400
Specialty retail	10	1,330,544	300,500
Data center	2	227,953	67,948
Total	47	7,887,720	$1,050,092

(1)

The Company assumed mortgages on 17 of its property acquisitions in 2015. The unpaid principal value of the mortgages assumed at acquisition was $153,877. Refer to Note 6 for more information on the Company’s debt obligations related to acquisitions.

During the year ended December 31, 2014, the Company’s property acquisitions are summarized as follows:

Property Type	Number of Properties	Square Feet	Purchase Price
Industrial (1)	24	5,297,891	$302,349
Office/banking center (2)	72	3,669,168	494,620
Specialty industrial	4	32,469	37,300
Specialty retail	-	-	-
Data center	-	-	-
Total	100	8,999,528	$834,269

(1)

The Company assumed mortgages on four of its property acquisitions in 2014. The unpaid principal value of the mortgages assumed at acquisition was $45,607. Refer to Note 6 for more information on the Company’s debt obligations related to acquisitions.

(2)

Includes the 67 properties that comprise the Bank of America Portfolio, which the Company acquired through its acquisition of the remaining 50% equity interest of the Bank of America Portfolio joint venture on June 9, 2014. Prior to the acquisition, the Company accounted for its prior 50% equity interest in the Bank of America Portfolio as a joint venture.

The Company recorded revenues and net income for the three months ended September 30, 2015 of $1,335 and $543, respectively, related to the acquisitions during the period. The Company recorded revenues and net income for the nine months ended September 30, 2015 of $38,055 and $10,802, respectively, related to the acquisitions during the period. The Company recorded revenues and net income for the three months ended September 30, 2014 of $1,741 and $245, respectively, related to the acquisitions during the period. The Company recorded revenues and net income for the nine months ended September 30, 2014 of $5,193 and $1,398, respectively, related to the acquisitions during the period. The Company recorded revenues and net income for the three months ended September 30, 2014 of $15,646 and $2,322, respectively, related to the Bank of America Portfolio acquired on June 9, 2014. The Company recorded revenues and net income for the nine months ended September 30, 2014 of $19,102 and $2,750, respectively, related to the Bank of America Portfolio.

Property Purchase Price Allocations

The Company is currently analyzing the fair value of the lease and real estate assets of 26 of its property investments acquired in 2015 and 11 of its property investments acquired in 2014, and accordingly, the purchase price allocations are preliminary and subject to change. The initial recording of the assets is summarized as follows:

		Preliminary Allocations recorded
Period of Acquisition	Number of Acquisitions	Real Estate Assets	Intangible Assets	Intangible Liabilities
Nine Months ended September 30, 2015	26	$503,442	$65,910	$8,959
Year ended December 31, 2014	11	$115,926	$29,001	$2,396

During the nine months ended September 30, 2015 and the year ended December 31, 2014, the Company finalized the purchase price allocations for 42 and 22 properties acquired in prior periods, respectively, for which the Company had recorded preliminary purchase price allocations at the time of acquisition, excluding the Bank of America Portfolio, which is separately disclosed below. The aggregate changes from the preliminary purchase price allocations to the finalized purchase price allocations, in accordance with ASU 2015-16, which the Company adopted in the third quarter of 2015, are shown in the table below:

		Preliminary Allocations recorded			Finalized Allocations recorded
Period Purchase Price Allocation Finalized	Number of Acquisitions	Real Estate Assets	Intangible Assets	Intangible Liabilities	Real Estate Assets	Intangible Assets	Intangible Liabilities	Increase (Decrease) to Rental Revenue	Increase (Decrease) to Depreciation and Amortization Expense
Nine Months ended September 30, 2015 (1)	42	$616,373	$149,308	$26,765	$639,330	$116,181	$16,595	$(147)	$2,471
Year ended December 31, 2014	22	$248,977	$27,550	$2,236	$237,499	$40,792	$4,000	$(2,819)	$258

(1)	Allocations for the nine months ended September 30, 2015 exclude the Bank of America Portfolio, which is separately disclosed below.

Pro Forma

The following table summarizes, on an unaudited pro forma basis, the Company’s combined results of operations for the three and nine months ended September 30, 2015 and 2014 as though the acquisitions were completed on January 1, 2014. The supplemental pro forma operating data is not necessarily indicative of what the actual results of operations would have been assuming the transaction had been completed as set forth above, nor do they purport to represent the Company’s results of operations for future periods.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014 (1)	2015	2014 (2)
Pro forma revenues	$64,909	$40,467	$187,947	$182,203
Pro forma net income (loss) available to common stockholders (1)	$(340)	$(5,502)	$6,860	$12,424
Pro forma earnings (loss) per common share-basic	$(0.01)	$(0.19)	$0.13	$0.52
Pro forma earnings (loss) per common share-diluted	$(0.01)	$(0.19)	$0.12	$0.51
Pro forma common shares-basic	57,204,016	29,481,537	54,124,665	23,841,807
Pro forma common share-diluted	57,204,016	29,481,537	55,035,187	24,296,691

(1)	Net income for each period has been adjusted for acquisition costs related to the property acquisitions during the period.
(2)

The Company adjusted its pro forma net income for the nine months ended September 30, 2014 for the $72,345 gain on remeasurement of a previously held joint venture that was recorded in the second quarter of 2014 because it was directly related to the Company’s acquisition of the remaining 50% equity interest in the Bank of America Portfolio joint venture.

Gramercy Europe Asset Management

On December 19, 2014, the Company acquired ThreadGreen Europe Limited, a United Kingdom based property and asset management platform, which the Company subsequently renamed Gramercy Europe Asset Management, for $3,755 and the issuance of 24,133 shares of the Company’s common stock, valued at $652 as of the date of closing. The Company accounted for the acquisition utilizing the acquisition method of accounting for business combinations. During the second quarter of 2015, the Company finalized the purchase price allocation for the acquisition of Gramercy Europe Asset Management. As a result of the finalized purchase price allocation, the Company increased the allocation to assets by $190, increased the allocation to liabilities by $105, and decreased goodwill by $85. The final allocation of the purchase price included assets of $1,092, liabilities of $503, and goodwill of $3,802 recognized on the Company’s Condensed Consolidated Balance Sheet as of September 30, 2015. Additionally, the finalization of the purchase price allocation resulted in a decrease to net income of $80 to record adjustments to amortization and incentive fees on the Condensed Consolidated Statements of Operations for the nine months ended September 30, 2015.

Bank of America Portfolio

On June 9, 2014, the Company acquired the remaining 50% equity interest in the Bank of America Portfolio joint venture. The Company accounted for the acquisition of the remaining joint venture interest utilizing the acquisition method of accounting for business combinations. The Company valued its share of the joint venture at $106,294 based upon the purchase price of Garrison Investment Group’s 50% equity interest and recognized a gain on remeasurement of a previously held equity investment of $72,345 on the Company’s Condensed Consolidated Statement of Operations for the three months ended June 30, 2014.

During the first quarter of 2015, the Company finalized the purchase price allocation for the Bank of America Portfolio. As a result of the finalized purchase price allocations, the Company increased real estate assets by $123,596,  increased intangible assets by $35,346, and increased intangible liabilities by $158,942. These final allocations resulted in an increase to rental income of $2,654 and an increase to depreciation expense of $620 to record adjustments to depreciation and amortization on the Condensed Consolidated Statements of Operations for the nine months ended September 30, 2015.  The final allocation of the purchase price is as follows:

June 9, 2014
Assets acquired:
Real estate assets	$486,976
Cash	4,108
Accounts receivable	9,999
Intangible assets	111,193
Other assets	3,777
Total assets acquired	616,053
Liabilities assumed:
Accrued expenses	1,614
Deferred revenue	5,012
Intangible liabilities	202,783
Other liabilities	7,000
Total liabilities assumed	216,409
Total consideration paid	$399,644